Share-Based Compensation	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Note 8—Share-Based Compensation
(A) RSL 2015 Equity Incentive Plan
As of June 30, 2021, 22,800,000 of the Company’s common shares (the “Share Reserve”) are reserved for issuance under the RSL Amended and Restated 2015 Equity Incentive Plan (the “RSL 2015 EIP”). At June 30, 2021, a total of 786,125 common shares are available for future grants under the RSL 2015 EIP. The Company’s employees, directors, and consultants are eligible to receive nonstatutory and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards under the RSL 2015 EIP.
As of June 30, 2021, an aggregate of 26,558,238 of the Company’s common shares (the “Special Reserve”) are reserved for the granting under RSL 2015 EIP of performance stock options (“Performance Options”) and capped value appreciation rights (“CVARs”) to the Company’s employees, directors and consultants. At June 30, 2021, there are no common shares available for future grant under the Special Reserve.
Stock Options
During the three months ended June 30, 2021 and 2020, the Company recorded share-based compensation expense related to stock options issued under the RSL 2015 EIP to employees and directors of approximately $10.3 million and $7.8 million, respectively, and was included in research and development and general and administrative expenses in the accompanying condensed consolidated statements of operations.
A summary of stock option activity and data under the RSL 2015 EIP for the three months ended June 30, 2021 is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Stock options outstanding at March 31, 2021	9,389,371	$26.61
Granted	3,798,605	$29.26
Forfeited	(106,428)	$30.27

Stock options outstanding at June 30, 2021	13,081,548	$27.35

Restricted Stock Units
Restricted stock units will generally vest upon the achievement of both time-based service requirements and liquidity requirements on or before the grant expiration date. Certain restricted stock units have also been granted that will vest upon the achievement of development milestones and liquidity requirements. As of June 30, 2021, the liquidity event requirement had not been met and was deemed not probable of being met. During the three months ended June 30, 2021 and 2020, the Company recorded no share-based compensation expense related to these restricted stock units. The Company will recognize the expense upon achievement of both the time-based service requirement and liquidity requirements through the requisite service period.
A summary of restricted stock units under the RSL 2015 EIP is as follows:

Number of Restricted Stock Units
Non-vested balance at March 31, 2021	2,292,738
Granted	5,939,340
Forfeited	(119,285)

Non-vested balance at June 30, 2021	8,112,793

Performance OptionsPerformance Options will vest upon the achievement of both time-based service requirements and liquidity requirements on or before the grant expiration date of March 31, 2026. As of June 30, 2021, the liquidity event requirement had not been met and was deemed not probable of being met. During the three months ended June 30, 2021 and 2020, the Company recorded no share-based compensation expense related to these Performance Options. The Company will recognize the expense upon achievement of both the time-based service requirement and liquidity requirements through the requisite service period.
A summary of Performance Option activity and data under the RSL 2015 EIP for the three months ended June 30, 2021 is as follows:

	Number of Performance Options	Weighted Average Exercise Price

Performance Options outstanding at March 31, 2021	14,425,663	$38.93
Granted	—	$—
Forfeited	—	$—

Performance Options outstanding at June 30, 2021	14,425,663	$38.93

CVARs
CVARs will vest upon the achievement of both time-based service requirements and liquidity requirements on or before the grant expiration date of March 31, 2026. At settlement, each CVAR pays the excess in shares of (a) the lesser of (i) the fair market value of a common share as of the settlement date or (ii) the cap of $
37.10
, over (b) the hurdle price of either $
18.70
or $
33.63
, as applicable to each grant. As of June 30, 2021, the liquidity event requirement had not been met and was deemed not probable of being met. During the three months ended June 30, 2021 and 2020, the Company recorded no share-based compensation expense related to these CVARs. The Company will recognize the expense upon achievement of both the time-based service requirement and liquidity requirements through the requisite service period
.
A summary of CVARs under the RSL 2015 EIP is as follows:

Number of CVARs

Non-vested balance at March 31, 2021	11,088,658
Granted	—
Forfeited	—

Non-vested balance at June 30, 2021	11,088,658

(B) RSL 2015 Restricted Stock Unit Plan
Under the Amended and Restated RSL 2015 Restricted Stock Unit Plan (the “pRSU Plan”), as of June 30, 2021, there are 200,000 of the Company’s common shares reserved for the granting under the pRSU Plan of restricted stock units (“Performance RSUs”) to the Company’s employees, officers, directors and consultants. The Performance RSUs expire eight years after the date of grant. At June 30, 2021, there are no common shares available for future grants under this plan.
A summary of Performance RSU activity under the pRSU Plan is as follows:

Number of Performance RSUs

Non-vested balance at March 31, 2021	200,000
Granted	—
Forfeited	—

Non-vested balance at June 30, 2021	200,000

These Performance RSUs will vest to the extent certain performance criteria are achieved and certain liquidity conditions are satisfied within specified years of the grant date, provided that the recipient has provided continued service through such date. As of June 30, 2021, the performance conditions had not been met and were deemed not probable of being met. During the three months ended June 30, 2021 and 2020, the Company recorded no share-based compensation expense related to these Performance RSUs. The Company will recognize the expense upon achievement of the performance and liquidity conditions through the requisite service period.
(C) RSL Restricted Common Stock
A summary of RSL restricted common stock activity as of June 30, 2021 is as follows:

Number of Restricted Common Stock

Non-vested balance at March 31, 2021	587,824
Granted	—
Forfeited	—

Non-vested balance at June 30, 2021	587,824

For the three months ended June 30, 2021, the Company recorded share-based compensation expense of $0.8 million in relation to the RSL restricted common stock. The RSL restricted common stock will vest upon the achievement of time-based service requirements.
(D) Subsidiary Equity Incentive Plans
Certain wholly owned and majority-owned or controlled subsidiaries of RSL adopt their own equity incentive plan (“EIP”). Each EIP is generally structured so that the applicable subsidiary, and its affiliates’ employees, directors, officers and consultants are eligible to receive non-qualified
and incentive stock options, stock appreciation rights, restricted share awards, restricted stock unit awards, and other share awards under their respective EIP. Standard option grants have time-based vesting requirements, generally vesting over a period of four years with a contractual term of ten years. Such time-based stock options use the Black-Scholes option pricing model. The grant date fair value of awards subject to market conditions is estimated using a Monte Carlo valuation model. For the three months ended June 31, 2021 and 2020, the Company recorded share-based compensation expense of $8.2 million and $6.5 million, respectively, in relation to subsidiary EIPs.
(E) Share-Based Compensation Expense
Share-based compensation expense was as follows (in thousands):

	Three Months Ended June 30,
	2021	2020
Share-based compensation expense recognized as:

R&D expenses	$1,615	$1,119
G&A expenses	17,654	13,159

Total	$19,269	$14,278

The classification of share-based compensation expense between R&D and G&A expenses in the accompanying condensed consolidated statements of operations is consistent with the classification of grantee’s salary expense.

Note 11—Share-Based Compensation
(A) RSL 2015 Equity Incentive Plan
As of March 31, 2021, 22,800,000 of the Company’s common shares (the “Share Reserve”) are reserved for issuance under the RSL Amended and Restated 2015 Equity Incentive Plan (the “RSL 2015 EIP”). At March 31, 2021, a total of 10,296,392 common shares are available for future grants under the RSL 2015 EIP. The Company’s employees, directors, and consultants are eligible to receive nonstatutory and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards under the RSL 2015 EIP.
As of March 31, 2021, an aggregate of 26,558,238 of the Company’s common shares (the “Special Reserve”) were reserved for the granting under RSL 2015 EIP of performance stock options (“Performance Options”) and capped value appreciation rights (“CVARs”) to the Company’s employees, directors and consultants. At March 31, 2021, there are no common shares available for future grant under the Special Reserve.
Stock Options
For the years ended March 31, 2021 and 2020, the Company recorded share-based compensation expense related to stock options issued under the RSL 2015 EIP to employees and directors of approximately $32.3 million and $31.8 million, respectively, and was included in research and development and general and administrative expenses in the accompanying consolidated statements of operations.
At March 31, 2021, total unrecognized compensation expense related to non-vested
stock options was approximately $70.8 million and is expected to be recognized over the remaining weighted-average service period of 2.96 years.
The Company estimated the fair value of each stock option on the date of grant using the Black-Scholes closed form option-pricing model applying the weighted average assumptions in the following table.

	Years Ended March 31,
Assumptions	2021	2020
Expected stock price volatility	74.84%	66.47%
Expected risk free interest rate	0.43%	2.27%
Expected term, in years	6.25	6.72
Expected dividend yield	—%	—%
A summary of stock option activity and data under the RSL 2015 EIP for the year ended March 31, 2021 is as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Stock options outstanding at March 31, 2020	8,176,814	$24.52	$16.53	7.93
Granted	1,482,604	$38.71	$25.37
Forfeited/Canceled	(270,047)	$29.89	$19.85

Stock options outstanding at March 31, 2021	9,389,371	$26.61	$17.90	7.26

Stock options exercisable at March 31, 2021	5,533,848	$21.52	$14.95	6.49

At March 31, 2021 and 2020, there were 5,533,848 and 4,123,953 vested stock options, respectively. Additional information regarding stock options is set forth below (in thousands, except per share data).

	Years Ended March 31,
	2021	2020
Grant date fair value of stock options vested	$25,711	$33,789
Weighted-average grant date fair value per share of stock options granted	$25.37	$20.63
Restricted Stock Units
Restricted stock units will vest upon the achievement of both time-based service requirements and liquidity requirements on or before the grant expiration date. Restricted stock units expire eight years after the date of grant. During the year ended March 31, 2021, the Company recorded no share-based compensation expense related to these restricted stock units as the liquidity event requirement had not been met and was deemed not probable of being met. At March 31, 2021, there was approximately $83.8 million of unrecognized compensation expense related to non-vested
restricted stock units. The Company will recognize the expense upon achievement of both the time-based service requirement and liquidity requirements through the requisite service period.
A summary of restricted stock units under the RSL 2015 EIP is as follows:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	1,008,175	$32.50
Granted	1,454,199	$39.19
Forfeited	(169,636)	$36.36

Non-vested balance at March 31, 2021	2,292,738	$36.53

Performance Options
Performance Options will vest upon the achievement of both time-based service requirements and liquidity requirements on or before the grant expiration date of March 31, 2026. During the year ended March 31, 2021, the Company recorded no share-based compensation expense related to these Performance Options as the liquidity event requirement had not been met and was deemed not probable of being met. At March 31, 2021, there was approximately $337.8 million of unrecognized compensation expense related to non-vested
Performance Options. The Company will recognize the expense upon achievement of both the time-based service requirement and liquidity requirements through the requisite service period.
The Company estimated the fair value of each Performance Option on the date of grant using the Black-Scholes closed form option-pricing model applying the weighted average assumptions in the following table.

Year Ended March 31,
Assumptions	2020
Expected stock price volatility	73.60%
Expected risk free interest rate	0.62%
Expected term	6 years
Expected dividend yield	—%
A summary of Performance Option activity and data under the RSL 2015 EIP for the year ended March 31, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Performance Options outstanding at March 31, 2020	14,518,870	$38.97	$23.78	6.00
Granted	—	$—	$—
Forfeited	(93,207)	$46.38	$22.18

Performance Options outstanding at March 31, 2021	14,425,663	$38.93	$23.42	5.00

No Performance Options were exercisable at March 31, 2021.
CVARs
CVARs will vest upon the achievement of both time-based service requirements and liquidity requirements on or before the grant expiration date of March 31, 2026. At settlement, each CVAR pays in common shares the excess of (a) the lesser of (i) the fair market value of a common share as of the settlement date or (ii) the cap of $37.10, over (b) the hurdle price of either $18.70 or $33.63, as applicable to each grant. During the year ended March 31, 2021, the Company recorded no share-based compensation expense related to these CVARs as the liquidity event requirement had not been met and was deemed not probable of being met. At March 31, 2021, there was approximately $23.0 million of unrecognized compensation expense related to non-vested
CVARs. The Company will recognize the expense upon achievement of both the time-based service requirement and liquidity requirements through the requisite service period.
A summary of CVARs under the RSL 2015 EIP is as follows:

	Number of CVARs	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	11,088,658	$2.07
Granted	—	$—
Forfeited	—	$—

Non-vested balance at March 31, 2021	11,088,658	$2.07

(B) RSL 2015 Restricted Stock Unit Plan
Under the Amended and Restated RSL 2015 Restricted Stock Unit Plan (the “pRSU Plan”), as of March 31, 2021, there are 200,000 of the Company’s common shares reserved for issuance in connection with pRSUs that may be granted to employees, officers, directors and consultants of the Company under the pRSU Plan. The pRSUs expire eight years after the date of grant. At March 31, 2021, none of the Company’s common shares were reserved for future grants under this plan.
As part of the Roivant Equity Repurchase, 17,044,465 existing pRSUs were surrendered and exchanged for newly issued Performance Options and CVARs issued under an amended and restated RSL 2015 EIP (see above), of which approximately 11.23% were then immediately purchased by the Company, during the year ended March 31, 2020. Refer to Note 10, “Shareholders’ Equity and Redeemable Noncontrolling Interest” for additional detail regarding the Roivant Equity Repurchase.
A summary of pRSU activity under the pRSU Plan is as follows:

	Number of pRSUs	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	266,845	$13.92
Granted	—	$—
Forfeited	(66,845)	$13.92

Non-vested balance at March 31, 2021	200,000	$13.92

These pRSUs will vest to the extent certain performance criteria are achieved and certain liquidity conditions are satisfied within specified years of the grant date, provided that the recipient has provided continued service through such date. As of March 31, 2021, the performance conditions had not been met and were deemed not probable of being met. During the year ended March 31, 2021, the Company recorded no share-based compensation expense related to these pRSUs. During the year ended March 31, 2020, the Company recorded $12.3 million of share-based compensation expense relating to cash payments made for the purchase of a portion of the Performance Options and CVARs issued in replacement of pRSUs. At March 31, 2021, there was approximately $2.8 million of unrecognized compensation expense related to non-vested
pRSUs. The Company will recognize the expense upon achievement of the performance and liquidity conditions through the requisite service period.
(C) RSL Restricted Common Stock
A summary of RSL restricted common stock activity as of March 31, 2021 is as follows:

	Number of Restricted Common Stock	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	—	$—
Granted	587,824	$38.50
Vested	—	$—
Forfeited	—	$—

Non-vested balance at March 31, 2021	587,824	$38.50

For the year ended March 31, 2021, the Company recorded share-based compensation expense of $0.1 million in relation to the RSL restricted common stock. At March 31, 2021, total unrecognized compensation expense related to non-vested
restricted common stock was approximately $6.9 million and is expected to be recognized over the remaining weighted-average service period of 3.39 years. $15.6 million of the fair value associated with these restricted common stock was attributed to precombination service. Refer to Note 4, “Asset Acquisitions and License Agreements.”
(D) Subsidiary Equity Incentive Plans
Certain wholly owned and majority-owned or controlled subsidiaries of RSL adopt their own equity incentive plan (“EIP”). Each EIP is generally structured so that the applicable subsidiary, and its affiliates’ employees, directors, officers and consultants are eligible to receive non-qualified
and incentive stock options, stock appreciation rights, restricted share awards, restricted stock unit awards, and other share awards under their respective EIP. Standard option grants have time-based vesting requirements, generally vesting over a period of four years with a contractual term of ten years. Such time-based stock options use the Black-Scholes option pricing model. The grant date fair value of awards subject to market conditions is estimated using a Monte Carlo valuation model. For the years ended March 31, 2021 and 2020, the Company recorded share-based compensation expense of $29.1 million and $22.1 million, respectively, in relation to subsidiary EIPs.
(E) Share-Based Compensation Expense
Share-based compensation expense from continuing operations was as follows (in thousands):

	Years Ended March 31,
	2021	2020
Share-based compensation expense recognized as:
R&D expenses	$22,637	$7,738
G&A expenses	62,321	60,013

Total	$84,958	$67,751

The classification of share-based compensation expense between R&D and G&A expenses in the accompanying consolidated statements of operations is consistent with the classification of grantee’s salary expense.